Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
Incentive Equity Awards Granted by Holdings
In April 2007, Holdings adopted the Realogy Holdings Corp. 2007 Stock Incentive Plan (the “Plan”) under which non-qualified stock options, rights to purchase shares of common stock, restricted stock and other awards settleable in, or based upon, Holdings common stock may be issued to employees, consultants or directors of Realogy. The original stock options granted were either time vesting or performance based awards with an exercise price equal to the grant date fair price of the underlying shares and a contractual term of 10 years. The time vesting options are subject to ratable vesting over the requisite service period.
In November 2010, Holdings exchanged almost all of the original stock options granted to employees (0.41 million) for new stock options as described below. Each original option held by eligible employees was exchanged on a one-for-one basis for a new option with different terms. The original options had an exercise price of $250 per share and were 50% time vested and 50% performance based awards. These awards were exchanged for all time vested new awards. The new options were unvested on the date of grant and vest at a rate of 25% a year over a four-year period, which began on July 1, 2010 with a 10-year contractual term beginning on the date of grant. The exercise price for 30% of the new options issued to certain senior executives was $137.50 per share and the exercise price of all other new options issued was $20.75 per share, which represented the fair market value of Common Stock of Holdings as determined by its Compensation Committee as of the date of grant of the new options. The exchange resulted in an incremental stock compensation expense of $4 million that will be recognized over a four-year vesting period, which began on July 1, 2010.
The fair value of the time vesting options and Phantom Value Plan (see discussion below) options was estimated on the date of grant using the Black-Scholes option-pricing model utilizing the following assumptions. Expected volatility was based on historical volatilities of comparable companies. The expected term of the options granted represents the period of time that options were expected to be outstanding. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of the grant, which corresponds to the expected term of the options.
In February 2012, the Holdings Board granted 4 thousand of time vesting stock options to an independent director of Realogy. In April and May 2012, the Holdings Board granted 0.97 million of time vesting stock options to senior management employees. The options have a term of 10 years, an exercise price of $17.50 per share and a fair market value of $20.50 per share on the date of grant. The options become exercisable over a four-year period at the rate of 25% per year, commencing one year from the date of grant. In addition, in April 2012, 0.08 million of performance based stock options were granted under the Phantom Value Plan. The performance based stock options have a term of 7 years, an exercise price of $17.50 per share and a fair market value of $20.50 per share on the date of grant.
On April 30, 2012, the Holdings Compensation Committee approved a further amendment to the plan to increase the number of shares reserved thereunder by 1 million to 2.69 million reserved shares. As of June 30, 2012, the total number of shares available for future grant was approximately 1.12 million shares.

	2012
	Time Vesting Options	Phantom Plan Options
Weighted average grant date fair value	$10.25	$9.75
Expected volatility	46.84%	50.28%
Expected term (years)	6.25	4.75
Risk-free interest rate	1.1%	0.79%
Dividend yield	—	—

Equity Award Activity
A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2012	0.53	0.18	*
Granted	0.98	0.08	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.10)	(0.10)	—
Outstanding as of June 30, 2012	1.41	0.16	*

* The outstanding amount is 4 thousand shares of restricted stock.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at June 30, 2012	0.11	48.25	8.32 years	—

As of June 30, 2012, there was approximately $11 million of unrecognized compensation cost related to the time vesting options and restricted stock under the Plan and $2 million of unrecognized compensation cost related to performance based options issued under the Phantom Value Plan described below. Unrecognized cost for the time vesting options and restricted stock will be recorded in future periods as compensation expense as the awards vest over the 4 year period from the date of grant with a remaining weighted average period of approximately 2.9 years. The Company recorded stock-based compensation expense related to the incentive equity awards of $1 million and $2 million for the three and six months ended June 30, 2012, respectively, and $1 million and $3 million related to the incentive equity awards for the three and six months ended June 30, 2011.
Phantom Value Plan
On January 5, 2011, the Board of Directors of Holdings approved the Realogy Corporation Phantom Value Plan (the “Phantom Value Plan”), which is intended to provide certain of Realogy’s executive officers with an incentive (the “Incentive Awards”) to remain in the service of Realogy, increase interest in the success of Realogy and create the opportunity to receive compensation based upon Realogy’s success. On January 5, 2011, the Board of Directors of the Company made initial grants of Incentive Awards in an aggregate amount of $22 million to certain executive officers of Realogy. The amount of the Incentive Awards granted to certain of Realogy’s executive officers was determined by the sum of (1) the shares of common stock purchased by the executives at $250.00 per share in April 2007 (representing an aggregate purchase price of $18.5 million) and (2) the implied $250.00 per share grant date value in April 2007 of the executive's restricted stock grant (representing an aggregate of $3.3 million). Incentive Awards are immediately cancelable and forfeitable in the event of the termination of a participant’s employment for any reason. The Incentive Awards terminate 10 years from the date of grant.
Incentive Awards under the Phantom Value Plan
Under the Phantom Value Plan, each participant is eligible to receive a cash payment with respect to an Incentive Award relating to the Convertible Notes that RCIV Holdings (“RCIV”), an affiliate of Apollo, purchased ($1.3 billion aggregate principal amount) for which RCIV receives cash upon the discharge or third-party sale of not less than $267 million of the aggregate principal amount of the Convertible Notes (the “Plan Notes”). Any cash payments made under the Phantom Value Plan will be recorded as compensation expense when RCIV receives cash upon the discharge or third-party sale of the Plan Notes (or the shares underlying the Plan Notes).
Stock Option Awards under the Phantom Value Plan
On each date RCIV receives cash interest on the Plan Notes, certain executive officers of Realogy may be granted stock options under the Holdings 2007 Stock Incentive Plan. The aggregate value of stock options granted (determined by the Holdings Board or its Compensation Committee in its sole discretion) is equal to an amount which bears the same ratio to the aggregate dollar amount of the participant’s Incentive Award as the aggregate amount of cash interest received by RCIV on such date bears to the aggregate principal amount of the Plan Notes held by RCIV on the date of grant of the Incentive Award. Generally, each grant of stock options vests over a three year period subject to the participant’s continued employment, however, the vested stock options does not become exercisable until one year following a qualified public offering. As such, compensation expense will begin to be recorded after a public offering becomes probable of occurring. The stock options have a term of 7.5 years. In April 2012, Holdings issued 0.08 million stock options under the Phantom Value Plan in conjunction with RCIV receiving cash interest on the Plan Notes.

STOCK-BASED COMPENSATION
Incentive Equity Awards Granted by Holdings
In April 2007, Holdings adopted the Realogy Holdings Corp. 2007 Stock Incentive Plan (the “Plan”) under which non-qualified stock options, rights to purchase shares of common stock, restricted stock and other awards settleable in, or based upon, Holdings common stock may be issued to employees, consultants or directors of Realogy. The stock options and restricted stock granted are either time vesting or performance based awards with an exercise price equal to the grant date fair price of the underlying shares and a contractual term of 10 years. The time vesting options are subject to ratable vesting over the requisite service period. The performance based options are “cliff” vested upon the achievement of certain internal rate of return (“IRR”) targets which are measured based upon distributions made to the stockholders of Holdings. The restricted stock was granted at the grant date fair value and has a three-year requisite service period with one-half “cliff” vesting after 18 months of service and one-half “cliff” vesting at the end of the three-year service period.
During 2011, the Holdings Board granted 0.03 million of time vesting stock options and 4 thousand shares of time vesting restricted stock to senior management employees and an independent director of Realogy, as well as 0.08 million of performance based stock options granted under the Phantom Value Plan (see discussion below).
The fair value of the time vesting options and Phantom Plan options was estimated on the date of grant using the Black-Scholes option-pricing model utilizing the following assumptions. Expected volatility was based on historical volatilities of comparable companies. The expected term of the options granted represents the period of time that options were expected to be outstanding. The risk-free interest rate was based on the U.S. Treasury yield curve in effect at the time of the grant, which corresponds to the expected term of the options.
In 2010, Holdings exchanged certain stock options granted to employees for new stock options as described below. Each original option held by eligible employees was exchanged on a one-for-one basis for a new option with different terms. The original options had an exercise price of $250 per share and were 50% time vested and 50% performance based awards. They were exchanged for all time vested new awards. The new options were unvested on the date of grant and vest at a rate of 25% a year over a four-year period, which began on July 1, 2010 with a 10-year contractual term beginning on the date of grant. The exercise price of 30% of the new options issued to the Senior Executives is $137.50 per share and the exercise price of all other new options issued is $20.75 per share, which represented the fair market value of Common Stock of Holdings as determined by its Compensation Committee as of the date of grant of the new options. In November 2010, 0.41 million original options were tendered and exchanged for an equal number of new options and 0.20 million original options held by non-employees that were not eligible to participate in the exchange offer. The exchange resulted in an incremental stock compensation expense of $4 million that is recognized over a four-year vesting period, which began on July 1, 2010. The Company will continue to expense the remaining unrecognized stock compensation expense of $8 million related to the original options over their remaining vesting period. No stock options were granted during 2009. As of December 31, 2011, there were 0.89 million shares of Class A Common Stock reserved for issuance under the Amended and Restated Holdings 2007 Stock Incentive Plan, including approximately 0.72 million shares reserved for issuance upon exercise of outstanding options and approximately 0.17 million shares available for future grant. See Note 20, "Subsequent Events" for additional shares reserved under the Plan.

	2011		2010
	Time Vesting Options	Phantom Plan Options	Time Vesting Options
Weighted average grant date fair value	$11.75	$10.75	$9.25
Expected volatility	55.5%	58.4%	54.6%
Expected term (years)	6.25	4.75	6.25
Risk-free interest rate	2.6%	1.3%	1.5%
Dividend yield	—	—	—

Equity Award Activity
A summary of option and restricted share activity is presented below (number of shares in millions):

	Time-vesting Options	Performance Based Options	Restricted Stock
Outstanding at January 1, 2009	0.32	0.32	*
Granted	—	—	—
Exercised	—	—	—
Vested	—	—	—
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2009	0.31	0.31	*
Granted/(tendered for exchange)	0.20	(0.20)	—
Exercised	—	—	—
Vested	—	—	*
Forfeited	(0.01)	(0.01)	—
Outstanding at December 31, 2010	0.50	0.10	*
Granted	0.03	0.08	*
Exercised	—	—	—
Vested	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2011	0.53	0.18	*
* The outstanding restricted stock of 9 thousand shares at January 1, 2009 and December 31, 2009 vested during 2010. In 2011, 4 thousand of restricted stock was granted and remained outstanding at December 31, 2011.

	Options Vested	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Exercisable at December 31, 2011	0.18	124.25	7.5 years	—

As of December 31, 2011, there was approximately $5 million of unrecognized compensation cost related to the time vesting options and restricted stock under the Plan and $6 million of unrecognized compensation cost related to the performance based options. Unrecognized cost for the time vesting options and restricted stock will be recorded in future periods as compensation expense as the awards vest over the next three years with a weighted average period of approximately 1.7 years. The unrecognized cost for the performance based options will be recorded as compensation expense when an IPO or significant capital transaction is probable of occurring. The Company recorded stock-based compensation expense related to the incentive equity awards granted by Holdings of $7 million, $6 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Phantom Value Plan
On January 5, 2011, the Board of Directors of Holdings approved the Realogy Corporation Phantom Value Plan (the “Phantom Value Plan”), which is intended to provide certain of Realogy’s executive officers, with an incentive (the “Incentive Awards”) to remain in the service of Realogy, increase interest in the success of Realogy and create the opportunity to receive compensation based upon Realogy’s success. On January 5, 2011, the Board of Directors of the Company made initial grants of Incentive Awards in three series in an aggregate amount of $22 million to certain executive officers of Realogy. Incentive Awards are immediately cancelable and forfeitable in the event of the termination of a participant’s employment for any reason. The Incentive Awards also terminate 10 years following the date of grant.
Cash and Stock Awards under the Phantom Value Plan
Under the Phantom Value Plan, each participant is eligible to receive a payment with respect to an Incentive Award relating to the Convertible Notes that RCIV Holdings (“RCIV”) purchased ($1.3 billion aggregate principal amount) for which RCIV receives cash upon the discharge or third-party sale of not less than $267 million of the aggregate principal amount of the Convertible Notes (the “Plan Notes”) (or on any non-cash consideration into which any series of Plan Notes may have been exchanged or converted). The payment with respect to an Incentive Award would be an amount which bears the same ratio to the dollar amount of the Incentive Award relating to the aggregate amount of cash received by RCIV bears to the aggregate principal amount of Plan Notes held by RCIV on the date of grant of such Incentive Award. In addition, participants may be eligible to receive additional amounts based upon cash received by RCIV pursuant to the terms of any non-cash consideration into which any Plan Notes may have been exchanged or converted. Any cash payments made under the Phantom Value Plan will be recorded as compensation expense when RCIV receives cash upon the discharge or third-party sale of the Convertible Notes.
In the event that a payment is to be made with respect to an Incentive Award in conjunction with or subsequent to a qualified public offering of common stock of Realogy or its direct or indirect parent company, a participant may elect to receive stock in lieu of the cash payment in a number of unrestricted shares of common stock with a fair market value, as determined in good faith by the Compensation Committee, equal to the dollar amount then due on such Incentive Award, plus a number of restricted shares of such common stock with a fair market value, as determined in good faith by the Compensation Committee, equal to the amount then due multiplied by 0.15. The restricted shares of common stock will vest, based on continued employment, on the first anniversary of issuance. Compensation expense for the restricted shares of common stock will be recorded over a one-year vesting period upon issuance, while compensation expense for the unrestricted shares of common stock will be recorded on the issuance date. In addition, Incentive Awards will be subject to acceleration and payment upon a change of control as specified in the Phantom Value Plan.
Stock Option Awards under the Phantom Value Plan
On each date RCIV receive cash interest on the Plan Notes, certain executive officers of Realogy may be granted stock options under the Holdings 2007 Stock Incentive Plan. The aggregate value of stock options granted (determined by the Holdings Board or its Compensation Committee in its sole discretion) is equal to an amount which bears the same ratio to the aggregate dollar amount of the participant’s Incentive Award as the aggregate amount of cash interest received by RCIV on such date bears to the aggregate principal amount of the Plan Notes held by RCIV on the date of grant of the Incentive Award. The stock option grants to Realogy’s CEO were limited to 50% of the foregoing stock option amount until November 2011 when the grants were increased to 100%. Generally, each grant of stock options will have a three year vesting schedule, subject to the participant’s continued employment, and vested stock options will become exercisable one year following a qualified public offering. As such, compensation expense will be recorded after a public offering becomes probable of occurring. The stock options have a term of 7.5 years. In April and October 2011, Holdings issued approximately 0.03 million and 0.05 million, respectively, of stock options under the Phantom Value Plan in conjunction with RCIV receiving cash interest on the Plan Notes.